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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6200 The Corners Parkway             Norcross, Georgia                30092
--------------------------------------------------------------------------------
        (Address of principal executive offices)                      (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:         December 31, 2008
                           -----------------------------

Date of reporting period:        March 31, 2008
                           -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
COMMON STOCKS - 99.1%                                      SHARES      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 7.6%
Colonial Properties Trust                                  47,325   $  1,138,166
Cousins Properties, Inc.                                   42,593      1,052,473
Liberty Property Trust                                     93,600      2,911,896
PS Business Parks, Inc.                                    15,683        813,948
Vornado Realty Trust                                      145,156     12,513,899
Washington Real Estate Investment Trust                    48,026      1,605,029
                                                                    ------------
                                                                      20,035,411
                                                                    ------------
INDUSTRIAL - 9.9%
AMB Property Corp.                                        101,109      5,502,352
DCT Industrial Trust, Inc.                                173,400      1,727,064
DuPont Fabros Technology, Inc.                             36,244        597,663
EastGroup Properties, Inc.                                 24,428      1,134,925
First Industrial Realty Trust, Inc.                        44,545      1,375,995
First Potomac Realty Trust                                 24,846        381,883
ProLogis                                                  261,986     15,420,496
                                                                    ------------
                                                                      26,140,378
                                                                    ------------
OFFICE - 15.8%
Alexandria Real Estate Equities, Inc.                      32,799      3,041,123
American Financial Realty Trust                           132,200      1,049,668
BioMed Realty Trust, Inc.                                  67,509      1,612,790
Boston Properties, Inc.                                   121,617     11,197,277
Brandywine Realty Trust                                    89,875      1,524,280
Corporate Office Properties Trust                          48,762      1,638,891
Digital Realty Trust, Inc.                                 61,073      2,168,091
Douglas Emmett, Inc.                                      110,231      2,431,696
Duke Realty Corp.                                         148,845      3,395,154
Highwoods Properties, Inc.                                 58,460      1,816,352
HRPT Properties Trust                                     232,239      1,562,968
Kilroy Realty Corp.                                        33,332      1,636,935
Mack-Cali Realty Corp.                                     67,129      2,397,177
Maguire Properties, Inc.                                   37,400        535,194
Parkway Properties, Inc.                                   15,887        587,184
SL Green Realty Corp.                                      60,489      4,928,039
                                                                    ------------
                                                                      41,522,819
                                                                    ------------

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.1% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
RESIDENTIAL - 16.0%
American Campus Communities, Inc.                          28,136   $    769,801
Apartment Investment & Management Co. - Class A           104,495      3,741,966
Associated Estates Realty Corp.                            16,893        193,256
AvalonBay Communities, Inc.                                78,558      7,582,418
BRE Properties, Inc.                                       52,647      2,398,597
Camden Property Trust                                      53,869      2,704,224
Education Realty Trust                                     29,516        371,016
Equity Lifestyle Properties, Inc.                          23,045      1,137,732
Equity Residential                                        277,103     11,497,003
Essex Property Trust, Inc.                                 25,722      2,931,793
GMH Communities Trust                                      40,200        348,936
Home Properties, Inc.                                      33,347      1,600,323
Mid-America Apartment Communities, Inc.                    26,105      1,301,073
Post Properties, Inc.                                      44,511      1,719,015
Sun Communities, Inc.                                      17,330        355,265
UDR, Inc.                                                 137,165      3,363,286
                                                                    ------------
                                                                      42,015,704
                                                                    ------------
RETAIL - 28.0%
Acadia Realty Trust                                        31,152        752,321
Alexander's, Inc. (a)                                       2,066        732,397
CBL & Associates Properties, Inc.                          67,324      1,584,134
Cedar Shopping Centers, Inc.                               45,705        533,834
Developers Diversified Realty Corp.                       122,111      5,114,009
Equity One, Inc.                                           38,645        926,321
Federal Realty Investment Trust                            60,064      4,681,989
General Growth Properties, Inc.                           235,540      8,990,562
Glimcher Realty Trust                                      38,850        464,646
Inland Real Estate Corp.                                   60,784        924,525
Kimco Realty Corp.                                        224,260      8,784,264
Kite Realty Group Trust                                    29,759        416,626
Macerich Co. (The)                                         74,135      5,209,466
Pennsylvania Real Estate Investment Trust                  39,900        973,161
Ramco-Gershenson Properties Trust                          19,040        401,934
Regency Centers Corp.                                      70,753      4,581,964
Saul Centers, Inc.                                         11,953        600,519
Simon Property Group, Inc.                                228,368     21,217,671
Tanger Factory Outlet Centers, Inc.                        32,227      1,239,773
Taubman Centers, Inc.                                      53,785      2,802,198
Weingarten Realty Investors                                79,485      2,737,463
                                                                    ------------
                                                                      73,669,777
                                                                    ------------

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.1% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
SPECIALIZED - 21.8%
Ashford Hospitality Trust                                 126,560   $    718,861
DiamondRock Hospitality Co.                                98,443      1,247,273
Extra Space Storage, Inc.                                  67,245      1,088,696
FelCor Lodging Trust, Inc.                                 63,861        768,248
HCP, Inc.                                                 221,084      7,474,850
Healthcare Realty Trust, Inc.                              52,160      1,363,984
Health Care REIT, Inc.                                     90,469      4,082,866
Hersha Hospitality Trust                                   42,420        383,053
Hospitality Properties Trust                               95,928      3,263,471
Host Hotels & Resorts, Inc.                               532,488      8,477,209
LaSalle Hotel Properties                                   41,158      1,182,469
Nationwide Health Properties, Inc.                         97,365      3,286,069
Public Storage, Inc.                                      131,416     11,646,086
Senior Housing Properties Trust                            97,050      2,300,085
Sovran Self Storage, Inc.                                  22,273        951,280
Strategic Hotels & Resorts, Inc.                           76,558      1,005,206
Sunstone Hotel Investors, Inc.                             61,653        987,065
Universal Health Realty Income Trust                       11,361        378,321
U-Store-It Trust                                           48,549        550,060
Ventas, Inc.                                              140,617      6,315,109
                                                                    ------------
                                                                      57,470,261
                                                                    ------------

TOTAL COMMON STOCKS (Cost $257,822,293)                             $260,854,350
                                                                    ------------

================================================================================
CASH EQUIVALENTS - 0.8%                                    SHARES      VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $2,051,365)                                       2,051,365   $  2,051,365
                                                                    ------------

TOTAL INVESTMENT SECURITIES - 99.9% (Cost $259,873,658)             $262,905,715

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                             331,305
                                                                    ------------

NET ASSETS - 100.0%                                                 $263,237,020
                                                                    ============

(a)   Non-income producing security.

See accompanying notes to schedule of investments.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
COMMON STOCKS - 98.9%                                      SHARES      VALUE
--------------------------------------------------------------------------------
AUSTRALIA - 10.3%
Abacus Property Group (a)                                  27,857   $     33,752
Babcock & Brown Japan Property Trust (a)                   23,517         23,188
Bunnings Warehouse Property Trust (a)                      10,055         17,881
Centro Properties Group (a)                                37,970         10,545
Centro Retail Group (a)                                    74,995         23,363
CFS Retail Property Trust (a)                              57,447        114,156
Commonwealth Property Office Fund (a)                      70,424         85,701
Dexus Property Group (a) (b)                              130,695        201,859
Goodman Group (a)                                          65,448        259,046
GPT Group (a)                                              94,884        283,684
ING Industrial Fund (a)                                    50,411         98,560
ING Office Fund (a)                                        55,530         67,399
ING Real Estate Community Living Group (a)                 17,563         10,776
Macquarie CountryWide Trust (a)                            60,660         65,184
Macquarie DDR Trust (a)                                    35,070         13,630
Macquarie Leisure Trust Group (a)                          10,230         23,514
Macquarie Office Trust (a)                                 92,792         77,258
Tishman Speyer Office Fund (a)                             14,501         18,287
Valad Property Group (a)                                   65,574         58,208
Westfield Group (a)                                        79,580      1,301,893
                                                                    ------------
                                                                       2,787,884
                                                                    ------------
AUSTRIA - 2.3%
CA Immobilien Anlagen AG (a) (b)                            3,479         74,511
IMMOEAST AG (a) (b)                                        16,966        163,915
Immofinanz Immobilien Anlagen AG (a)                       20,284        220,672
Meinl European Land Ltd. (a) (b)                           13,141        149,985
                                                                    ------------
                                                                         609,083
                                                                    ------------
BELGIUM - 0.5%
Befimmo S.C.A. (a)                                            486         59,176
Cofinimmo (a)                                                 366         79,405
                                                                    ------------
                                                                         138,581
                                                                    ------------
BERMUDA - 0.8%
Hongkong Land Holdings Ltd.                                54,000        223,020
                                                                    ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
CANADA - 3.9%
Boardwalk Real Estate Investment Trust                      1,138   $     42,146
Brookfield Asset Management, Inc. - Class A                25,560        689,040
Calloway Real Estate Investment Trust                       1,607         31,622
Canadian Apartment Properties Real Estate
  Investment Trust                                          1,500         23,201
Canadian Real Estate Investment Trust                       1,284         33,663
Chartwell Seniors Housing Real Estate
  Investment Trust                                          2,000         18,030
Extendicare Real Estate Investment Trust                    1,300         14,824
First Capital Realty, Inc.                                  1,309         27,990
H&R Real Estate Investment Trust                            2,900         55,227
Primaris Retail Real Estate Investment Trust                1,300         21,083
RioCan Real Estate Investment Trust                         4,532         91,431
                                                                    ------------
                                                                       1,048,257
                                                                    ------------
FRANCE - 5.4%
Fonciere des Regions (a)                                      984        145,334
Gecina SA (a)                                                 861        128,705
Klepierre (a)                                               3,013        185,620
Societe Immobiliere de Location pour l'Industrie
  et le Commerce (Silic) (a)                                  442         67,323
Unibail-Rodamco (a)                                         3,607        930,848
                                                                    ------------
                                                                       1,457,830
                                                                    ------------
GERMANY - 0.4%
IVG Immobilien AG (a)                                       4,056        114,621
                                                                    ------------

HONG KONG - 5.3%
Champion Real Estate Investment Trust (a)                  48,000         24,675
Chinese Estates Holdings Ltd. (a)                          54,867         85,783
GZI Real Estate Investment Trust (a) (b)                   33,000         12,863
Hang Lung Group Ltd. (a)                                   33,000        157,722
Hang Lung Properties Ltd. (a)                              80,551        289,231
Henderson Investment Ltd. (a)                              41,000          5,039
Henderson Land Development Co. Ltd. (a)                    39,569        285,110
Hysan Development Co. Ltd. (a)                             27,376         77,501
Kerry Properties Ltd. (a)                                  27,213        166,052
Link REIT (The) (a)                                        75,691        168,462
Prosperity REIT (a) (b)                                    51,000         10,836
Wheelock and Co. Ltd. (a)                                  41,000        115,507
Wheelock Properties Ltd. (a)                               25,000         20,028
                                                                    ------------
                                                                       1,418,809
                                                                    ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
ITALY - 0.2%
Beni Stabili S.p.A. (a)                                    23,146   $     29,155
Pirelli & C. Real Estate S.p.A. (a)                           822         30,872
                                                                    ------------
                                                                          60,027
                                                                    ------------
JAPAN - 10.0%
AEON Mall Co. Ltd. (a)                                      3,540         99,530
Creed Office Investment Corp. (a)                               6         19,965
DA Office Investment Corp. (a)                                  9         39,956
DAIBIRU CORP. (a)                                           2,600         24,973
Frontier Real Estate Investment Corp. (a)                       5         42,662
Fukuoka REIT Corp. (a)                                          4         24,532
Global One Real Estate Investment Co. Ltd. (a)                  4         45,110
Hankyu REIT, Inc. (a)                                           3         17,988
HEIWA REAL ESTATE CO. LTD. (a)                              6,500         31,242
Japan Excellent, Inc. (a)                                       7         42,970
Japan Hotel and Resort, Inc. (a)                                4         12,908
Japan Prime Realty Investment Corp. (a)                        26         86,546
Japan Real Estate Investment Corp. (a)                         18        211,544
Japan Retail Fund Investment Corp. (a)                         17        108,316
Kenedix Realty Investment Corp. (a)                             9         54,686
Mitsui Fudosan Co. Ltd. (a)                                39,000        785,698
MORI HILLS REIT INVESTMENT CORP. (a)                            4         25,599
MORI TRUST Sogo Reit, Inc. (a)                                  5         43,176
New City Residence Investment Corp. (a)                         7         21,860
Nippon Building Fund, Inc. (a)                                 23        293,523
Nippon Commerical Investment Corp. (a)                         11         42,567
Nippon Residential Investment Corp. (a)                        11         38,547
Nomura Real Estate Office Fund, Inc. (a)                       11         89,738
NTT URBAN DEVELOPMENT CORP. (a)                                47         68,284
ORIX JREIT, Inc. (a)                                           10         58,639
Premier Investment Co. (a)                                      6         36,302
Shoei Co. Ltd. (a)                                          1,600         20,219
SURUGA CORP. (a)                                            1,300          3,776
TOC Co. Ltd. (a)                                            4,500         34,076
TOKYU LAND CORP. (a)                                       20,000        127,558
TOKYU REIT, Inc. (a)                                            8         60,643
Top REIT, Inc. (a)                                              7         30,392
United Urban Investment Corp. (a)                               7         43,839
ZEPHYR CO. LTD. (a)                                             7          3,477
                                                                    ------------
                                                                       2,690,841
                                                                    ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
MALAYSIA - 0.3%
KLCC Property Holdings Berhad (a)                          17,900   $     16,422
MK Land Holdings Berhad (a)                                13,200          2,060
Naim Cendera Holdings Berhad (a)                            4,500          5,310
Selangor Properties Berhad (a)                              5,200          4,863
SP Setia Berhad (a)                                        36,400         42,560
Starhill Real Estate Investment Trust (a) (b)              18,600          4,953
Sunway City Berhad (a) (b)                                  9,100          8,926
                                                                    ------------
                                                                          85,094
                                                                    ------------
NETHERLANDS - 1.6%
Corio NV (a)                                                2,950        258,991
Eurocommerical Properties NV (a)                            1,387         77,791
VastNed Retail NV (a)                                         737         78,585
                                                                    ------------
                                                                         415,367
                                                                    ------------
NEW ZEALAND - 0.4%
AMP NZ Office Trust (a)                                    25,882         23,248
Goodman Property Trust (a)                                 29,468         30,808
ING Property Trust (a)                                     23,765         17,752
Kiwi Income Property Trust (a)                             32,996         31,405
                                                                    ------------
                                                                         103,213
                                                                    ------------
PHILIPPINES - 0.4%
Ayala Land, Inc. (a)                                      226,200         58,296
Robinsons Land Corp. (a)                                   50,650         12,443
SM Prime Holdings, Inc. (a)                               220,521         45,029
                                                                    ------------
                                                                         115,768
                                                                    ------------
POLAND - 0.5%
Echo Investment SA (a) (b)                                 10,930         32,889
Globe Trade Centre SA (a) (b)                               5,111         87,112
                                                                    ------------
                                                                         120,001
                                                                    ------------
SINGAPORE - 3.4%
Allco Commercial Real Estate Investment Trust (a)          27,600         16,477
Ascendas Real Estate Investment Trust (A-REIT) (a)         39,000         68,309
Cambridge Industrial Trust (a)                             28,000         12,590
Capitacommercial Trust (a)                                 35,000         56,921
CapitaLand Ltd. (a)                                        74,000        345,422
CapitaMall Trust (a)                                       47,000        118,795
Guocoland Ltd. (a)                                          3,000          8,706
Macquarie MEAG Prime REIT (a)                              29,000         26,033
Mapletree Logistics Trust (a)                              32,000         23,188

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
SINGAPORE - 3.4% (CONTINUED)
Singapore Land Ltd. (a)                                     6,000   $     29,824
Suntec Real Estate Investment Trust (a) (b)                61,000         64,554
United Industrial Corp. Ltd. (a)                           30,000         60,228
UOL Group Ltd. (a)                                         25,000         70,484
                                                                    ------------
                                                                         901,531
                                                                    ------------
SOUTH AFRICA - 0.4%
Capital Property Fund (a)                                  11,423          7,388
Fountainhead Property Trust (a)                            44,386         33,072
Johnnic Holdings Ltd. (a) (b)                               4,180          7,070
SA Corporate Real Estate Fund (a) (b)                      90,727         34,046
Sycom Property Fund (a)                                     9,217         20,421
                                                                    ------------
                                                                         101,997
                                                                    ------------
SPAIN - 0.3%
Martinsa-Fadesa SA (b)                                         49          1,549
Metrovacesa SA (a) (b)                                        634         83,822
                                                                    ------------
                                                                          85,371
                                                                    ------------
SWEDEN - 0.8%
Castellum AB (a)                                            7,100         86,877
Fabege AB (a)                                               5,900         63,232
Kungsleden AB (a)                                           6,051         75,307
                                                                    ------------
                                                                         225,416
                                                                    ------------
SWITZERLAND - 0.7%
PSP Swiss Property AG (a) (b)                               1,886        127,890
Swiss Prime Site AG (a) (b)                                 1,027         70,601
                                                                    ------------
                                                                         198,491
                                                                    ------------
TURKEY - 0.0%
IS Gayrimenkul Yatirim Ortakligi AS (a) (b)                11,297          8,649
                                                                    ------------

UNITED KINGDOM - 8.7%
Big Yellow Group plc (a)                                    3,592         31,021
British Land Co. plc (a)                                   22,927        418,187
Brixton plc (a)                                            10,783         70,455
Capital & Regional plc (a)                                  2,900         31,612
Derwent London plc (a)                                      4,233        127,523
Grainger plc (a)                                            5,443         44,501
Great Portland Estates plc (a)                              7,884         82,939
Hammerson plc (a)                                          12,754        281,690
Land Securities Group plc (a)                              21,025        629,949
Liberty International plc (a)                              13,048        253,086
Minerva plc (a) (b)                                         7,558         14,383
Quintain Estates & Development plc (a)                      5,851         52,390
Segro plc (a)                                              19,277        194,516
Shaftesbury plc (a)                                         5,835         67,008
Workspace Group plc (a)                                     7,914         43,194
                                                                    ------------
                                                                       2,342,454
                                                                    ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
UNITED STATES - 42.3%
Acadia Realty Trust                                         1,300   $     31,395
Alexander's, Inc. (b)                                          60         21,270
Alexandria Real Estate Equities, Inc.                       1,400        129,808
AMB Property Corp.                                          4,400        239,448
American Campus Communities, Inc.                           1,200         32,832
American Financial Realty Trust                             5,800         46,052
Apartment Investment & Management Co.                       4,384        156,991
Ashford Hospitality Trust                                   5,600         31,808
Associated Estates Realty Corp.                               800          9,152
AvalonBay Communities, Inc.                                 3,400        328,168
BioMed Realty Trust, Inc.                                   2,900         69,281
Boston Properties, Inc.                                     5,300        487,971
Brandywine Realty Trust                                     3,900         66,144
BRE Properties, Inc.                                        2,300        104,788
Brookfield Properties Corp.                                 8,964        173,095
Camden Property Trust                                       2,300        115,460
CBL & Associates Properties, Inc.                           2,900         68,237
Cedar Shopping Centers, Inc.                                2,000         23,360
Colonial Properties Trust                                   2,000         48,100
Corporate Office Properties Trust                           2,100         70,581
Cousins Properties, Inc.                                    1,800         44,478
DCT Industrial Trust, Inc.                                  7,514         74,839
Developers Diversified Realty Corp.                         5,300        221,964
DiamondRock Hospitality Co.                                 4,300         54,481
Digital Realty Trust, Inc.                                  2,600         92,300
Douglas Emmett, Inc.                                        4,800        105,888
Duke Realty Corp.                                           6,400        145,984
DuPont Fabros Technology, Inc.                              1,600         26,384
EastGroup Properties, Inc.                                  1,000         46,460
Education Realty Trust, Inc.                                1,300         16,341
Equity Lifestyle Properties, Inc.                           1,000         49,370
Equity One, Inc.                                            1,700         40,749
Equity Residential                                         12,000        497,880
Essex Property Trust, Inc.                                  1,100        125,378
Extra Space Storage, Inc.                                   2,800         45,332
Federal Realty Investment Trust                             2,600        202,670
FelCor Lodging Trust, Inc.                                  2,800         33,684
First Industrial Realty Trust, Inc.                         2,000         61,780
First Potomac Realty Trust                                  1,000         15,370
General Growth Properties, Inc.                            10,100        385,517

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
UNITED STATES - 42.3% (CONTINUED)
Glimcher Realty Trust                                       1,600   $     19,136
GMH Communities Trust                                       1,700         14,756
HCP, Inc.                                                   9,500        321,195
Healthcare Realty Trust, Inc.                               3,900        176,007
Health Care REIT, Inc.                                      2,200         57,530
Hersha Hospitality Trust                                    1,800         16,254
Highwoods Properties, Inc.                                  2,500         77,675
Home Properties, Inc.                                       1,400         67,186
Hospitality Properties Trust                                4,100        139,482
Host Hotels & Resorts, Inc.                                22,900        364,568
HRPT Properties Trust                                      10,000         67,300
Inland Real Estate Corp.                                    2,700         41,067
Kilroy Realty Corp.                                         1,400         68,754
Kimco Realty Corp.                                          9,700        379,949
Kite Realty Group Trust                                     1,200         16,800
LaSalle Hotel Properties                                    1,800         51,714
Liberty Property Trust                                      4,000        124,440
Macerich Co. (The)                                          3,200        224,864
Mack-Cali Realty Corp.                                      2,900        103,559
Maguire Properties, Inc.                                    1,600         22,896
Mid-America Apartment Communities, Inc.                     1,100         54,824
Nationwide Health Properties, Inc.                          4,200        141,750
Parkway Properties, Inc.                                      700         25,872
Pennsylvania Real Estate Investment Trust                   1,700         41,463
Post Properties, Inc.                                       1,900         73,378
ProLogis                                                   11,300        665,118
PS Business Parks, Inc.                                       700         36,330
Public Storage, Inc.                                        5,700        505,134
Ramco-Gershenson Properties Trust                             800         16,888
Regency Centers Corp.                                       3,100        200,756
Saul Centers, Inc.                                            500         25,120
Senior Housing Properties Trust                             4,100         97,170
Simon Property Group, Inc.                                  9,900        919,809
SL Green Realty Corp.                                       2,600        211,822
Sovran Self Storage, Inc.                                   1,000         42,710
Strategic Hotels & Resorts, Inc.                            3,200         42,016
Sun Communities, Inc.                                         700         14,350
Sunstone Hotel Investors, Inc.                              2,700         43,227
Tanger Factory Outlet Centers, Inc.                         1,400         53,858
Taubman Centers, Inc.                                       2,300        119,830
TravelCenters of America LLC (b)                               30            183
UDR, Inc.                                                   5,900        144,668
Universal Health Realty Income Trust                          500         16,650

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
UNITED STATES - 42.3% (CONTINUED)
U-Store-It Trust                                            2,000   $     22,660
Ventas, Inc.                                                6,100        273,951
Vornado Realty Trust                                        6,300        543,123
Washington Real Estate Investment Trust                     2,000         66,840
Weingarten Realty Investors                                 3,500        120,540
                                                                    ------------
                                                                      11,415,962
                                                                    ------------

TOTAL COMMON STOCKS (Cost $32,897,515)                              $ 26,668,267
                                                                    ------------

================================================================================
CASH EQUIVALENTS - 1.0%                                    SHARES      VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $255,275)                                           255,275   $    255,275
                                                                    ------------

TOTAL INVESTMENT SECURITIES - 99.9% (Cost $33,152,790)              $ 26,923,542

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              34,704
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 26,958,246
                                                                    ============

(a) Fair value priced (Note 1). Fair valued securities totaled $13,979,479 at March 31, 2008, representing 51.9% of net assets.

(b)   Non-income producing security.

See accompanying notes to schedule of investments.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

1.    SECURITIES VALUATION

The portfolio securities of the Wells Dow Jones Wilshire U.S. REIT Index Fund (the "REIT Index Fund") and the Wells Dow Jones Wilshire Global RESI Index Fund (the "Global Index Fund") are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of the Global Index Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. Therefore, each of the Funds has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

As of March 31, 2008, all of the inputs used to value the investments of the REIT Index Fund were Level 1.

The following is a summary of the inputs used to value the Global Index Fund's net assets as of March 31, 2008:

                                                                 WELLS DOW
                                                                   JONES
                                                                 WILSHIRE
                                                                GLOBAL RESI
      VALUATION INPUTS                                          INDEX FUND
      --------------------------------------------------      --------------

      Level 1 - Quoted Prices                                 $   12,944,063
      Level 2 - Other Significant Observable Inputs               13,979,479
                                                              --------------
      Total                                                   $   26,923,542
                                                              ==============

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2008:

                                                   Wells Dow         Wells Dow
                                                   Jones U.S.     Jones Wilshire
                                                  REIT Index        Global RESI
                                                     Fund           Index Fund
                                                 -------------    -------------

Tax cost of portfolio investments                $ 261,663,257    $  33,614,607
                                                 =============    =============

Gross unrealized appreciation                    $  35,121,689    $     419,585
Gross unrealized depreciation                      (33,879,231)      (7,110,650)
                                                 -------------    -------------

Net unrealized appreciation (depreciation)       $   1,242,458    $  (6,691,065)
                                                 =============    =============

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Schedule of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
              ------------------------------------------------------------------

By (Signature and Title)*           /s/ Leo F. Wells III
                                    --------------------------------------------
                                    Leo F. Wells III, President

Date          May 28, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Leo F. Wells III
                                    --------------------------------------------
                                    Leo F. Wells III, President

Date          May 28, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                                    --------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 28, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.